19. SUBSEQUENT EVENTS (Details)	12 Months Ended
Dec. 31, 2025
Subsequent Event #1
Subsequent Event, Date	Apr. 15, 2026
Subsequent Event, Description	the Company entered into a Master Asset Purchase and Share Purchase Agreement with Epazz, Inc., Provitrac, Inc. and K9 Sky, Inc. to acquire the Provitrac HR software platform, the BoxesOS portal technology and the shares of K9 Sky, Inc.
Subsequent Event #2
Subsequent Event, Date	Apr. 15, 2026
Subsequent Event, Description	the Company entered into an amended and restated asset purchase agreement with Epazz, Inc., a related party, which amended and superseded the earlier agreement dated March 4, 2026
Subsequent Event #3
Subsequent Event, Date	Feb. 14, 2026
Subsequent Event, Description	the Company entered into an asset purchase agreement with Epazz, Inc., a related party, to acquire the technology assets known as IQ Quad Generation 3, IQ Quad Charging Station and IQ Slider.
Subsequent Event #4
Subsequent Event, Date	Jan. 30, 2026
Subsequent Event, Description	following shareholder approval, the Company completed the transaction and issued 10,000,000 Preferred Shares and 100,000 Super Voting Shares as consideration
Subsequent Event #5
Subsequent Event, Date	Jan. 01, 2026
Subsequent Event, Description	the Company approved a new employment agreement with Dr. Shaun Passley, the Company's Chief Executive Officer, dated December 5, 2025 and effective January 1, 2026.
Subsequent Event #6
Subsequent Event, Date	Apr. 08, 2026
Subsequent Event, Description	the Company, through its Drone as a Service subsidiary, acquired all of the issued and outstanding shares of Andy Paris & Associates, Incorporated ("Andy Paris"), a land surveying company based in Lake Oswego, Oregon with over seventy-five years of experience providing boundary surveys, as-built surveys, topographic surveys, and other land surveying services
Subsequent Event #7
Subsequent Event, Date	Apr. 14, 2026
Subsequent Event, Description	the Company completed the acquisition of NOW Solutions, Inc. ("NOW Solutions"), a U.S.-based enterprise software company providing human capital management and enterprise resource planning solutions to government and public sector customers
Subsequent Event #8
Subsequent Event, Date	Apr. 20, 2026
Subsequent Event, Description	the Company signed a definitive share purchase agreement to acquire an Australian land surveying company
Subsequent Event #9
Subsequent Event, Date	Feb. 06, 2026
Subsequent Event, Description	the Company entered into an Equity Distribution Agreement with Maxim Group LLC, as Sales Agent, for an at-the-market offering ("ATM") of Common Shares pursuant to the Company's Registration Statement on Form F-3 (File No. 333-293356)
Subsequent Event #10
Subsequent Event, Date	Apr. 10, 2026
Subsequent Event, Description	the Company entered into a non-binding letter of intent dated April 10, 2026 to acquire a Colorado-based land surveying corporation